Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.36%
Australia–2.78%
CSL Ltd.	606,589	$109,352,313
James Hardie Industries PLC, CDI(a)	3,755,824	109,840,934
		219,193,247
Canada–4.40%
Alimentation Couche-Tard, Inc.	3,126,407	158,282,282
Dollarama, Inc.	2,856,496	188,158,528
		346,440,810
China–0.34%
Alibaba Group Holding Ltd.(a)	2,095,100	26,686,014
Denmark–4.01%
Novo Nordisk A/S, Class B	1,955,790	315,452,330
France–16.75%
Airbus SE	795,852	117,248,941
Capgemini SE	315,357	57,249,543
Dassault Systemes SE	1,415,244	60,574,970
Edenred	1,992,312	129,345,220
EssilorLuxottica S.A.	434,074	87,290,779
Hermes International	106,044	234,650,546
Kering S.A.	53,845	30,949,813
L’Oreal S.A.	282,626	131,346,674
LVMH Moet Hennessy Louis Vuitton SE	314,235	293,362,366
Sartorius Stedim Biotech	355,925	111,223,131
Schneider Electric SE	370,810	66,136,714
		1,319,378,697
Germany–5.77%
AIXTRON SE	2,603,477	103,394,091
CTS Eventim AG & Co. KGaA	1,758,978	119,990,952
HelloFresh SE(a)	1,516,564	43,196,225
SAP SE	287,397	39,307,539
Siemens AG	440,699	75,092,732
Siemens Healthineers AG(b)	1,268,585	73,710,243
		454,691,782
India–4.26%
Dr Lal PathLabs Ltd.(b)	2,409,162	68,151,425
Jio Financial Services Ltd.(a)	7,825,441	24,913,348
Reliance Industries Ltd.	7,825,441	242,356,328
		335,421,101
Ireland–2.64%
Flutter Entertainment PLC(a)	1,044,401	208,064,187
Italy–2.32%
Davide Campari-Milano N.V.(c)	13,602,112	183,092,476
Japan–7.64%
Benefit One, Inc.(c)	2,134,000	22,076,268
Daikin Industries Ltd.	792,600	160,164,233
Hitachi Ltd.	1,333,400	87,270,732
Hoya Corp.	698,410	80,999,259
Keyence Corp.	312,384	140,235,527
Shares		Value
Japan–(continued)
Kobe Bussan Co. Ltd.	2,935,400	$78,210,464
Nihon M&A Center Holdings, Inc.	5,684,700	32,564,056
		601,520,539
Netherlands–6.46%
Aalberts N.V.	1,470,700	66,436,987
Adyen N.V.(a)(b)	49,120	91,241,179
ASM International N.V.	142,683	67,754,114
ASML Holding N.V.	304,550	218,024,346
Universal Music Group N.V.	2,517,180	65,068,296
		508,524,922
New Zealand–0.64%
Xero Ltd.(a)	613,710	50,491,602
Spain–2.21%
Amadeus IT Group S.A.	2,424,280	173,999,638
Sweden–4.72%
Atlas Copco AB, Class A	10,811,278	153,956,924
Epiroc AB, Class A	10,978,159	218,179,868
		372,136,792
Switzerland–4.38%
Barry Callebaut AG	17,904	33,562,183
Lonza Group AG	104,364	60,573,148
Sika AG	542,624	168,762,472
VAT Group AG(b)(c)	192,391	81,799,129
		344,696,932
Taiwan–1.02%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,473,000	80,554,271
United Kingdom–21.84%
Abcam PLC, ADR(a)	1,737,643	40,730,352
Ashtead Group PLC	1,154,653	85,335,867
Auto Trader Group PLC(b)	12,274,206	101,817,134
Britvic PLC	6,887,338	76,348,361
Compass Group PLC	8,455,478	219,926,819
ConvaTec Group PLC(b)	21,481,377	57,480,040
Entain PLC	2,696,814	48,036,851
JD Sports Fashion PLC	69,719,216	141,265,404
Legal & General Group PLC	22,378,929	67,004,273
London Stock Exchange Group PLC	1,962,660	212,952,974
Next PLC	1,812,186	164,008,797
Ocado Group PLC(a)(c)	3,497,308	42,058,983
Rentokil Initial PLC	22,216,135	181,331,652
Rightmove PLC	12,852,054	94,172,772
RS GROUP PLC	6,586,377	66,261,314
Trainline PLC(a)(b)(d)	36,064,567	121,891,054
		1,720,622,647
United States–7.18%
EPAM Systems, Inc.(a)	509,561	120,669,140
Experian PLC	1,692,963	65,345,294
Ferguson PLC	927,759	148,927,223

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
United States–(continued)
Medtronic PLC	575,847	$50,536,333
ResMed, Inc.	809,610	180,016,784
		565,494,774
Total Common Stocks & Other Equity Interests (Cost $4,346,828,402)		7,826,462,761
Money Market Funds–0.38%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	10,540,171	10,540,171
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	7,649,040	7,649,804
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	12,045,909	12,045,910
Total Money Market Funds (Cost $30,235,853)		30,235,885
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.74% (Cost $4,377,064,255)		7,856,698,646
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.28%
Invesco Private Government Fund, 5.24%(d)(e)(f)	6,082,579	$6,082,579
Invesco Private Prime Fund, 5.38%(d)(e)(f)	15,640,918	15,640,919
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,723,156)		21,723,498
TOTAL INVESTMENTS IN SECURITIES—100.02% (Cost $4,398,787,411)		7,878,422,144
OTHER ASSETS LESS LIABILITIES–(0.02)%		(1,869,019)
NET ASSETS–100.00%		$7,876,553,125
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $596,090,204, which represented 7.57% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,332,395	$475,648,290	$(501,440,514)	$-	$-	$10,540,171	$875,567
Invesco Liquid Assets Portfolio, Institutional Class	26,768,821	339,748,779	(358,866,174)	(2,549)	927	7,649,804	669,266
Invesco Treasury Portfolio, Institutional Class	41,522,738	543,598,046	(573,074,874)	-	-	12,045,910	1,000,625
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,928,153	141,604,279	(150,449,853)	-	-	6,082,579	435,296*
Invesco Private Prime Fund	38,336,216	277,460,313	(300,163,167)	3,824	3,733	15,640,919	1,180,415*
Investments in Other Affiliates:
Trainline PLC	120,287,911	22,360,797	(9,018,760)	(2,975,564)	(8,763,330)	121,891,054	-
Total	$278,176,234	$1,800,420,504	$(1,893,013,342)	$(2,974,289)	$(8,758,670)	$173,850,437	$4,161,169

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$219,193,247	$—	$219,193,247
Canada	346,440,810	—	—	346,440,810
China	—	26,686,014	—	26,686,014
Denmark	—	315,452,330	—	315,452,330
France	—	1,319,378,697	—	1,319,378,697
Germany	—	454,691,782	—	454,691,782
India	—	335,421,101	—	335,421,101
Ireland	—	208,064,187	—	208,064,187
Italy	—	183,092,476	—	183,092,476
Japan	—	601,520,539	—	601,520,539
Netherlands	—	508,524,922	—	508,524,922
New Zealand	—	50,491,602	—	50,491,602
Spain	—	173,999,638	—	173,999,638
Sweden	—	372,136,792	—	372,136,792
Switzerland	—	344,696,932	—	344,696,932
Taiwan	—	80,554,271	—	80,554,271
United Kingdom	40,730,352	1,679,892,295	—	1,720,622,647
United States	351,222,257	214,272,517	—	565,494,774
Money Market Funds	30,235,885	21,723,498	—	51,959,383
Total Investments	$768,629,304	$7,109,792,840	$—	$7,878,422,144
Invesco Oppenheimer International Growth Fund